Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated August 9, 2004

to the

Prospectus for Class A, B and C Shares of

PIMCO Domestic Stock Funds

Dated December 31, 2003, as revised February 27, 2004

This Supplement supersedes and replaces in their entirety the Supplements dated May 13, 2004 and June 29, 2004.

Disclosure Relating to All Funds

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

The Prospectus is supplemented by deleting the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds” and replacing it with the following:

Regulatory and Litigation Matters

On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (“PAFM”), PEA Capital LLC (“PEA”) and PA Distributors LLC (“PAD”) and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 10, 2004, the Trust’s Independent Trustees informed PEA of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in Funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the Funds involved. This amount represents profits that would otherwise have been realized by Fund shareholders as well as PEA’s decision to pay the Funds an amount equal to all fees paid on assets of the short-term trader invested in the Funds and other collective investment advisory vehicles managed by PEA to PAFM, PEA and PAD. The PEA payments were not greater than or equal to  1/2 of 1% of the net asset value of any Fund. In addition, PAFM, PEA and PAD are in settlement discussions with the SEC staff with respect to the SEC’s complaint discussed above. It is possible that in connection with any settlement, additional payments will be made to the Funds involved.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the “New Jersey Settlement”) with PAD and PEA and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”), in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. In the New Jersey Settlement, ADAM, PAD and PEA neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that PEA, PAD and ADAM had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund and certain other affiliated funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

In November 2003, the SEC settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements (sometimes called “revenue sharing”) relating to the sale of mutual fund shares. In that connection, PAFM, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements. Settlement discussions with the SEC staff and the California Attorney General with respect to these matters are in process, and it is possible that in connection with any settlements, payments will be made to the Funds involved.

Since February, 2004, PAFM, PEA, PAD and certain of their affiliates and employees, the Funds, the Funds’ sub-advisers, other PIMCO Funds and the Trustees of the Trust have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PAFM, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PAFM, PEA, PAD, the sub-advisers, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates and employees.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PAFM, PEA, PAD and/or ADAM, they and their affiliates (including the Funds’ sub-advisers) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. ADAM and certain of its subsidiaries have responded to an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a). PAFM, PEA, PAD and/or ADAM have determined that all those entities and their affiliates (including the sub-advisers) will seek exemptive relief from the SEC under Section 9(c) of the Investment Company Act, although there is no assurance that such exemptive relief will be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PAFM, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PAFM’s, PEA’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated if those developments are likely to have a material adverse affect on the Funds or on the ability of PAFM, PAD or the sub-advisers to perform their respective contracts with respect to the Funds.

The Prospectus is supplemented by adding the following disclosure to the end of the second paragraph in the subsection captioned “Exchanging Shares” of the section titled “How to Buy and Sell Shares”:

Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, the ability of the Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of each Fund’s underlying beneficial owners.

The Prospectus is supplemented by adding the following sentence to the end of the second paragraph in the subsection captioned “Redemption Fees” in the section titled “How to Buy and Sell Shares”: “In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.”

Effective immediately, the Prospectus is supplemented by adding the following paragraph after the third paragraph in the subsection captioned “Redemption Fees” of the section titled “How to Buy and Sell Shares”:

Limitations on the Assessment of Redemption Fees

The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that (i) have not agreed to assess or collect the Redemption Fee from such shareholders; (ii) have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders; or (iii) do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of individual investors from the Fund. This makes it more difficult to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate successive short-term trading in shares of the Funds. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Disclosure Relating to PEA Growth Fund and PEA Growth & Income Fund

Effective April 13, 2004, Mr. Kenneth W. Corba was replaced as the portfolio manager of the PEA Growth Fund and PEA Growth & Income Fund by, respectively, Mr. Greg Tournant and Mr. Stephen Bond-Nelson. Additional information about Messrs. Tournant and Bond-Nelson is provided below.

Mr. Tournant joined PEA in 2001. Prior to joining PEA, Mr. Tournant was a Senior Research Analyst at Eagle Asset Management. Before that he spent three years as a strategy consultant for McKinsey & Co. and two years as a research analyst for Raymond James. He has over eight years of investment management experience.

Mr. Bond-Nelson joined PEA in 1999. Prior to joining PEA, Mr. Bond-Nelson was a research analyst at Prudential Mutual Funds. He has over nine years of investment management experience.

Disclosure Relating to PEA Growth Fund

Effective immediately, the PEA Growth Fund is changing the range of its portfolio holdings. The disclosure in the PEA Growth Fund Summary is hereby revised to reflect the “Approximate Number of Holdings” as between “40-65.”

Disclosure Relating to NFJ Dividend Value Fund

Mr. E. Clifton Hoover is added as a portfolio manager for the Fund. Mr. Hoover shares primary responsibility for the Fund with Messrs. Najork, Fischer and Partenheimer. Mr. Hoover is also a portfolio manager for NFJ Small-Cap Value Fund, and additional information about him may be found in the subsection captioned “Sub-Advisers” of the section titled “Management of the Funds.”

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated August 9, 2004

to the

Prospectus for Class A, B and C Shares

of PIMCO International/Sector Stock Funds

Dated December 31, 2003

This Supplement supersedes and replaces in their entirety the Supplements dated May 13, 2004 and June 29, 2004.

Disclosure Relating to All Funds

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

The Prospectus is supplemented by adding the following subsection to the section titled “Management of the Funds”:

Regulatory and Litigation Matters

On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (“PAFM”), PEA Capital LLC (“PEA”) and PA Distributors LLC (“PAD”) and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 10, 2004, the Trust’s Independent Trustees informed PEA of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in Funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the Funds involved. This amount represents profits that would otherwise have been realized by Fund shareholders as well as PEA’s decision to pay the Funds an amount equal to all fees paid on assets of the short-term trader invested in the Funds and other collective investment advisory vehicles managed by PEA to PAFM, PEA and PAD. The PEA payments were not greater than or equal to  1/2 of 1% of the net asset value of any Fund. In addition, PAFM, PEA and PAD are in settlement discussions with the SEC staff with respect to the SEC’s complaint discussed above. It is possible that in connection with any settlement, additional payments will be made to the Funds involved.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the “New Jersey Settlement”) with PAD and PEA and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”), in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. In the New Jersey Settlement, ADAM, PAD and PEA neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that PEA, PAD and ADAM had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund and certain other affiliated funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

In November 2003, the SEC settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements (sometimes called “revenue sharing”) relating to the sale of mutual fund shares. In that connection, PAFM, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements. Settlement discussions with the SEC staff and the California Attorney General with respect to these matters are in process, and it is possible that in connection with any settlements, payments will be made to the Funds involved.

Since February, 2004, PAFM, PEA, PAD and certain of their affiliates and employees, the Funds, the Funds’ sub-advisers, other PIMCO Funds and the Trustees of the Trust have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PAFM, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PAFM, PEA, PAD, the sub-advisers, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates and employees.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PAFM, PEA, PAD and/or ADAM, they and their affiliates (including the Funds’ sub-advisers) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. ADAM and certain of its subsidiaries have responded to an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a). PAFM, PEA, PAD and/or ADAM have determined that all those entities and their affiliates (including the sub-advisers) will seek exemptive relief from the SEC under Section 9(c) of the Investment Company Act, although there is no assurance that such exemptive relief will be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PAFM, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PAFM’s, PEA’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated if those developments are likely to have a material adverse affect on the Funds or on the ability of PAFM, PAD or the sub-advisers to perform their respective contracts with respect to the Funds.

The Prospectus is supplemented by deleting the fourth and fifth paragraphs of the section titled “How Fund Shares are Priced” and replacing them in their entirety with the following:

Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments as discussed below. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

If market values are not readily available, instead of valuing securities in the usual manner, the Funds may value securities at fair value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors.

The Prospectus is supplemented by adding the following disclosure to the end of the second paragraph in the subsection captioned “Exchanging Shares” of the section titled “How to Buy and Sell Shares”:

Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, the ability of the Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of each Fund’s underlying beneficial owners.

The Prospectus is supplemented by adding the following sentence to the end of the second paragraph in the subsection captioned “Redemption Fees” in the section titled “How to Buy and Sell Shares”: “In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.”

Effective immediately, the Prospectus is supplemented by adding the following paragraph after the third paragraph in the subsection captioned “Redemption Fees” of the section titled “How to Buy and Sell Shares”:

Limitations on the Assessment of Redemption Fees

The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that (i) have not agreed to assess or collect the Redemption Fee from such shareholders; (ii) have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders; or (iii) do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of individual investors from the Fund. This makes it more difficult to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate successive short-term trading in shares of the Funds. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Disclosure Relating to the Liquidation of the NACM International Fund

Effective June 25, 2004, the PIMCO NACM International Fund dissolved and its shares are no longer offered to the public. Any shares of the Fund outstanding on the date of liquidation were automatically redeemed on that date.

Disclosure Relating to the RCM Global Healthcare Fund

Effective July 1, 2004, the RCM Global Healthcare Fund changed the range of its portfolio holdings. The disclosure in the RCM Global Healthcare Fund Summary is revised to reflect the “Approximate Number of Holdings” as between “30-60.”

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated August 9, 2004

to the

Prospectus for Class D Shares of

PIMCO Domestic Stock Funds

Dated December 31, 2003, as revised February 27, 2004

This Supplement supersedes and replaces in their entirety the Supplements dated May 13, 2004 and June 29, 2004.

Disclosure Relating to All Funds

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

The Prospectus is supplemented by deleting the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds” and replacing it with the following:

Regulatory and Litigation Matters

On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (“PAFM”), PEA Capital LLC (“PEA”) and PA Distributors LLC (“PAD”) and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 10, 2004, the Trust’s Independent Trustees informed PEA of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in Funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the Funds involved. This amount represents profits that would otherwise have been realized by Fund shareholders as well as PEA’s decision to pay the Funds an amount equal to all fees paid on assets of the short-term trader invested in the Funds and other collective investment advisory vehicles managed by PEA to PAFM, PEA and PAD. The PEA payments were not greater than or equal to  1/2 of 1% of the net asset value of any Fund. In addition, PAFM, PEA and PAD are in settlement discussions with the SEC staff with respect to the SEC’s complaint discussed above. It is possible that in connection with any settlement, additional payments will be made to the Funds involved.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the “New Jersey Settlement”) with PAD and PEA and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”), in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. In the New Jersey Settlement, ADAM, PAD and PEA neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that PEA, PAD and ADAM had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund and certain other affiliated funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

In November 2003, the SEC settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements (sometimes called “revenue sharing”) relating to the sale of mutual fund shares. In that connection, PAFM, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements. Settlement discussions with the SEC staff and the California Attorney General with respect to these matters are in process, and it is possible that in connection with any settlements, payments will be made to the Funds involved.

Since February, 2004, PAFM, PEA, PAD and certain of their affiliates and employees, the Funds, the Funds’ sub-advisers, other PIMCO Funds and the Trustees of the Trust have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PAFM, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PAFM, PEA, PAD, the sub-advisers, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates and employees.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PAFM, PEA, PAD and/or ADAM, they and their affiliates (including the Funds’ sub-advisers) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. ADAM and certain of its subsidiaries have responded to an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a). PAFM, PEA, PAD and/or ADAM have determined that all those entities and their affiliates (including the sub-advisers) will seek exemptive relief from the SEC under Section 9(c) of the Investment Company Act, although there is no assurance that such exemptive relief will be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PAFM, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PAFM’s, PEA’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated if those developments are likely to have a material adverse affect on the Funds or on the ability of PAFM, PAD or the sub-advisers to perform their respective contracts with respect to the Funds.

The Prospectus is supplemented by adding the following disclosure to the end of the second paragraph in the subsection captioned “Exchanging Shares” of the section titled “How to Buy and Sell Shares”:

Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, the ability of the Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of each Fund’s underlying beneficial owners.

The Prospectus is supplemented by adding the following sentence to the end of the second paragraph in the subsection captioned “Redemption Fees” in the section titled “How to Buy and Sell Shares”: “In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.”

Effective immediately, the Prospectus is supplemented by adding the following paragraph after the third paragraph in the subsection captioned “Redemption Fees” of the section titled “How to Buy and Sell Shares”:

Limitations on the Assessment of Redemption Fees

The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that (i) have not agreed to assess or collect the Redemption Fee from such shareholders; (ii) have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders; or (iii) do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of individual investors from the Fund. This makes it more difficult to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate successive short-term trading in shares of the Funds. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Disclosure Relating to the PEA Renaissance Fund

Effective June 29, 2004, the PEA Renaissance Fund has increased the maximum number of holdings in its portfolio from 90 to 100. The disclosure in the PEA Renaissance Fund Summary is hereby revised to reflect the “Approximate Number of Holdings” as between “50 to 100.”

Disclosure Relating to PEA Growth Fund and PEA Growth & Income Fund

Effective April 13, 2004, Mr. Kenneth W. Corba was replaced as the portfolio manager of the PEA Growth Fund and PEA Growth & Income Fund by, respectively, Mr. Greg Tournant and Mr. Stephen Bond-Nelson. Additional information about Messrs. Tournant and Bond-Nelson is provided below.

Mr. Tournant joined PEA in 2001. Prior to joining PEA, Mr. Tournant was a Senior Research Analyst at Eagle Asset Management. Before that he spent three years as a strategy consultant for McKinsey & Co. and two years as a research analyst for Raymond James. He has over eight years of investment management experience.

Mr. Bond-Nelson joined PEA in 1999. Prior to joining PEA, Mr. Bond-Nelson was a research analyst at Prudential Mutual Funds. He has over nine years of investment management experience.

Disclosure Relating to PEA Growth Fund

Effective immediately, the PEA Growth Fund is changing the range of its portfolio holdings. The disclosure in the PEA Growth Fund is hereby revised to reflect the “Approximate Number of Holdings” as between “40-65.”

Disclosure Relating to NFJ Dividend Value Fund

Mr. E. Clifton Hoover is added as a portfolio manager for the Fund. Mr. Hoover shares primary responsibility for the Fund with Messrs. Najork, Fischer and Partenheimer. Mr. Hoover is also a portfolio manager for NFJ Small-Cap Value Fund, and additional information about him may be found in the subsection captioned “Sub-Advisers” of the section titled “Management of the Funds.”

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated August 9, 2004

to the

Prospectus for Class D Shares of

PIMCO International/Sector Stock Funds

Dated December 31, 2003, as revised February 27, 2004

This Supplement supersedes and replaces in their entirety the Supplements dated May 13, 2004 and June 29, 2004.

Disclosure Relating to All Funds

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

The Prospectus is supplemented by deleting the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds” and replacing it with the following:

Regulatory and Litigation Matters

On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (“PAFM”), PEA Capital LLC (“PEA”) and PA Distributors LLC (“PAD”) and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 10, 2004, the Trust’s Independent Trustees informed PEA of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in Funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the Funds involved. This amount represents profits that would otherwise have been realized by Fund shareholders as well as PEA’s decision to pay the Funds an amount equal to all fees paid on assets of the short-term trader invested in the Funds and other collective investment advisory vehicles managed by PEA to PAFM, PEA and PAD. The PEA payments were not greater than or equal to ½ of 1% of the net asset value of any Fund. In addition, PAFM, PEA and PAD are in settlement discussions with the SEC staff with respect to the SEC’s complaint discussed above. It is possible that in connection with any settlement, additional payments will be made to the Funds involved.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the “New Jersey Settlement”) with PAD and PEA and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”), in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. In the New Jersey Settlement, ADAM, PAD and PEA neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that PEA, PAD and ADAM had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund and certain other affiliated funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

In November 2003, the SEC settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements (sometimes called “revenue sharing”) relating to the sale of mutual fund shares. In that connection, PAFM, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements. Settlement discussions with the SEC staff and the California Attorney General with respect to these matters are in process, and it is possible that in connection with any settlements, payments will be made to the Funds involved.

Since February, 2004, PAFM, PEA, PAD and certain of their affiliates and employees, the Funds, the Funds’ sub-advisers, other PIMCO Funds and the Trustees of the Trust have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PAFM, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PAFM, PEA, PAD, the sub-advisers, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates and employees.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PAFM, PEA, PAD and/or ADAM, they and their affiliates (including the Funds’ sub-advisers) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. ADAM and certain of its subsidiaries have responded to an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a). PAFM, PEA, PAD and/or ADAM have determined that all those entities and their affiliates (including the sub-advisers) will seek exemptive relief from the SEC under Section 9(c) of the Investment Company Act, although there is no assurance that such exemptive relief will be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PAFM, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PAFM’s, PEA’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated if those developments are likely to have a material adverse affect on the Funds or on the ability of PAFM, PAD or the sub-advisers to perform their respective contracts with respect to the Funds.

The Prospectus is supplemented by adding the following disclosure to the end of the second paragraph in the subsection captioned “Exchanging Shares” of the section titled “How to Buy and Sell Shares”:

Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, the ability of the Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of each Fund’s underlying beneficial owners.

The Prospectus is supplemented by adding the following sentence to the end of the second paragraph in the subsection captioned “Redemption Fees” in the section titled “How to Buy and Sell Shares”: “In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.”

Effective immediately, the Prospectus is supplemented by adding the following paragraph after the third paragraph in the subsection captioned “Redemption Fees” of the section titled “How to Buy and Sell Shares”:

Limitations on the Assessment of Redemption Fees

The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that (i) have not agreed to assess or collect the Redemption Fee from such shareholders; (ii) have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders; or (iii) do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of individual investors from the Fund. This makes it more difficult to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate successive short-term trading in shares of the Funds. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Disclosure Relating to the Liquidation of the NACM International Fund

Effective June 25, 2004, the PIMCO NACM International Fund dissolved and its shares are no longer offered to the public. Any shares of the Fund outstanding on the date of liquidation were automatically redeemed on that date.

Disclosure Relating to the RCM Global Healthcare Fund

Effective July 1, 2004, the RCM Global Healthcare Fund changed the range of its portfolio holdings. The disclosure in the RCM Global Healthcare Fund Summary is revised to reflect the “Approximate Number of Holdings” as between “30-60.”

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated August 9, 2004

to the

Prospectus for Class R Shares of

PIMCO Stock Funds

Dated November 1, 2003, as revised February 27, 2004

This Supplement supersedes and replaces in their entirety the Supplements dated May 13, 2004 and June 29, 2004.

Disclosure Relating to All Funds

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

The Prospectus is supplemented by deleting the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds” and replacing it with the following:

Regulatory and Litigation Matters

On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (“PAFM”), PEA Capital LLC (“PEA”) and PA Distributors LLC (“PAD”) and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 10, 2004, the Trust’s Independent Trustees informed PEA of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in Funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the Funds involved. This amount represents profits that would otherwise have been realized by Fund shareholders as well as PEA’s decision to pay the Funds an amount equal to all fees paid on assets of the short-term trader invested in the Funds and other collective investment advisory vehicles managed by PEA to PAFM, PEA and PAD. The PEA payments were not greater than or equal to  1/2 of 1% of the net asset value of any Fund. In addition, PAFM, PEA and PAD are in settlement discussions with the SEC staff with respect to the SEC’s complaint discussed above. It is possible that in connection with any settlement, additional payments will be made to the Funds involved.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the “New Jersey Settlement”) with PAD and PEA and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”), in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. In the New Jersey Settlement, ADAM, PAD and PEA neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that PEA, PAD and ADAM had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund and certain other affiliated funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

In November 2003, the SEC settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements (sometimes called “revenue sharing”) relating to the sale of mutual fund shares. In that connection, PAFM, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements. Settlement discussions with the SEC staff and the California Attorney General with respect to these matters are in process, and it is possible that in connection with any settlements, payments will be made to the Funds involved.

Since February, 2004, PAFM, PEA, PAD and certain of their affiliates and employees, the Funds, the Funds’ sub-advisers, other PIMCO Funds and the Trustees of the Trust have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PAFM, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PAFM, PEA, PAD, the sub-advisers, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates and employees.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PAFM, PEA, PAD and/or ADAM, they and their affiliates (including the Funds’ sub-advisers) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. ADAM and certain of its subsidiaries have responded to an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a). PAFM, PEA, PAD and/or ADAM have determined that all those entities and their affiliates (including the sub-advisers) will seek exemptive relief from the SEC under Section 9(c) of the Investment Company Act, although there is no assurance that such exemptive relief will be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PAFM, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PAFM’s, PEA’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated if those developments are likely to have a material adverse affect on the Funds or on the ability of PAFM, PAD or the sub-advisers to perform their respective contracts with respect to the Funds.

The Prospectus is supplemented by adding the following disclosure to the end of the third paragraph in the subsection captioned “Exchanging Shares” of the section titled “How to Buy and Sell Shares”:

Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, the ability of the Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of each Fund’s underlying beneficial owners.

Disclosure Relating to PEA Growth Fund and PEA Growth & Income Fund

Effective April 13, 2004, Mr. Kenneth W. Corba was replaced as the portfolio manager of the PEA Growth Fund and PEA Growth & Income Fund by, respectively, Mr. Greg Tournant and Mr. Stephen Bond-Nelson. Additional information about Messrs. Tournant and Bond-Nelson is provided below.

Mr. Tournant joined PEA in 2001. Prior to joining PEA, Mr. Tournant was a Senior Research Analyst at Eagle Asset Management. Before that he spent three years as a strategy consultant for McKinsey & Co. and two years as a research analyst for Raymond James. He has over eight years of investment management experience.

Mr. Bond-Nelson joined PEA in 1999. Prior to joining PEA, Mr. Bond-Nelson was a research analyst at Prudential Mutual Funds. He has over nine years of investment management experience.

Disclosure Relating to PEA Growth Fund

Effective immediately, the PEA Growth Fund is changing the range of its portfolio holdings. The disclosure in the PEA Growth Fund Summary is hereby revised to reflect the “Approximate Number of Holdings” as between “40-65.”

Disclosure Relating to the Liquidation of the NACM International Fund

Effective June 25, 2004, the PIMCO NACM International Fund dissolved and its shares are no longer offered to the public. Any shares of the Fund outstanding on the date of liquidation were automatically redeemed on that date.

Disclosure Relating to the PEA Renaissance Fund

Effective June 29, 2004, the PEA Renaissance Fund has increased the maximum number of holdings in its portfolio from 90 to 100. The disclosure in the PEA Renaissance Fund Summary is hereby revised to reflect the “Approximate Number of Holdings” as between “50 to 100.”

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated August 9, 2004

to the

Prospectus for Institutional and Administrative Class Shares

Dated November 1, 2003, as revised February 27, 2004

This Supplement supersedes and replaces in their entirety the Supplements dated May 13, 2004 and June 29, 2004.

Disclosure Relating to All Funds

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

The Prospectus is supplemented by deleting the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds” and replacing it with the following:

Regulatory and Litigation Matters

On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (“PAFM”), PEA Capital LLC (“PEA”) and PA Distributors LLC (“PAD”) and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 10, 2004, the Trust’s Independent Trustees informed PEA of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in Funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the Funds involved. This amount represents profits that would otherwise have been realized by Fund shareholders as well as PEA’s decision to pay the Funds an amount equal to all fees paid on assets of the short-term trader invested in the Funds and other collective investment advisory vehicles managed by PEA to PAFM, PEA and PAD. The PEA payments were not greater than or equal to  1/2 of 1% of the net asset value of any Fund. In addition, PAFM, PEA and PAD are in settlement discussions with the SEC staff with respect to the SEC’s complaint discussed above. It is possible that in connection with any settlement, additional payments will be made to the Funds involved.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the “New Jersey Settlement”) with PAD and PEA and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”), in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. In the New Jersey Settlement, ADAM, PAD and PEA neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that PEA, PAD and ADAM had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund and certain other affiliated funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

In November 2003, the SEC settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements (sometimes called “revenue sharing”) relating to the sale of mutual fund shares. In that connection, PAFM, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements. Settlement discussions with the SEC staff and the California Attorney General with respect to these matters are in process, and it is possible that in connection with any settlements, payments will be made to the Funds involved.

Since February, 2004, PAFM, PEA, PAD and certain of their affiliates and employees, the Funds, the Funds’ sub-advisers, other PIMCO Funds and the Trustees of the Trust have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PAFM, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PAFM, PEA, PAD, the sub-advisers, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates and employees.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PAFM, PEA, PAD and/or ADAM, they and their affiliates (including the Funds’ sub-advisers) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. ADAM and certain of its subsidiaries have responded to an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a). PAFM, PEA, PAD and/or ADAM have determined that all those entities and their affiliates (including the sub-advisers) will seek exemptive relief from the SEC under Section 9(c) of the Investment Company Act, although there is no assurance that such exemptive relief will be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PAFM, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PAFM’s, PEA’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated if those developments are likely to have a material adverse affect on the Funds or on the ability of PAFM, PAD or the sub-advisers to perform their respective contracts with respect to the Funds.

The Prospectus is supplemented by adding the following disclosure to the end of the last paragraph in the subsection captioned “Exchange Privilege” of the section titled “Purchases, Redemptions and Exchanges”:

Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, the ability of the Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of each Fund’s underlying beneficial owners.

The Prospectus is supplemented by adding the following sentence to the end of the second paragraph in the subsection captioned “Redemption Fees” in the section titled “Purchases, Redemptions and Exchanges”: “In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.”

Effective immediately, the Prospectus is supplemented by adding the following paragraph after the third paragraph in the subsection captioned “Redemption Fees” of the section titled “Purchases, Redemptions and Exchanges”:

Limitations on the Assessment of Redemption Fees

The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that (i) have not agreed to assess or collect the Redemption Fee from such shareholders; (ii) have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders; or (iii) do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of individual investors from the Fund. This makes it more difficult to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate successive short-term trading in shares of the Funds. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Effective immediately, the Prospectus is supplemented by deleting the fifth and sixth paragraphs of the section “Purchases, Redemptions and Exchanges” and replacing them with the following:

• Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. In addition, the minimum initial investment may be modified for certain employees of the Adviser and its affiliates.

The Trust and Distributor may waive the minimum initial investment for other categories of investors at their discretion. Adviser-sponsored funds of funds are exempt from the minimum investment requirement.

Disclosure Relating to the PEA Renaissance Fund

Effective June 29, 2004, the PEA Renaissance Fund has increased the maximum number of holdings in its portfolio from 90 to 100. The disclosure in the PEA Renaissance Fund Summary is hereby revised to reflect the “Approximate Number of Holdings” as between “50 to 100.”

Disclosure Relating to PEA Growth Fund and PEA Growth & Income Fund

Effective April 13, 2004, Mr. Kenneth W. Corba was replaced as the portfolio manager of the PEA Growth Fund and PEA Growth & Income Fund by, respectively, Mr. Greg Tournant and Mr. Stephen Bond-Nelson. Additional information about Messrs. Tournant and Bond-Nelson is provided below.

Mr. Tournant joined PEA in 2001. Prior to joining PEA, Mr. Tournant was a Senior Research Analyst at Eagle Asset Management. Before that he spent three years as a strategy consultant for McKinsey & Co. and two years as a research analyst for Raymond James. He has over eight years of investment management experience.

Mr. Bond-Nelson joined PEA in 1999. Prior to joining PEA, Mr. Bond-Nelson was a research analyst at Prudential Mutual Funds. He has over nine years of investment management experience.

Disclosure Relating to PEA Growth Fund

Effective immediately, the PEA Growth Fund is changing the range of its portfolio holdings. The disclosure in the PEA Growth Fund is hereby revised to reflect the “Approximate Number of Holdings” as between “40-65.”

Disclosure Relating to NFJ Dividend Value Fund

Mr. E. Clifton Hoover is added as a portfolio manager for the Fund. Mr. Hoover shares primary responsibility for the Fund with Messrs. Najork, Fischer and Partenheimer. Mr. Hoover is also a portfolio manager for NFJ Small-Cap Value Fund, and additional information about him may be found in the subsection captioned “Sub-Advisers” of the section titled “Management of the Funds.”

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated August 9, 2004

to the

Prospectus for Institutional and Administrative Class Shares

of PIMCO RCM Funds

Dated December 31, 2003

This Supplement supersedes and replaces in their entirety the Supplements dated May 13, 2004 and June 29, 2004.

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

The Prospectus is supplemented by adding the following subsection to the section titled “Management of the Funds”:

Regulatory and Litigation Matters

On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (“PAFM”), PEA Capital LLC (“PEA”) and PA Distributors LLC (“PAD”) and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 10, 2004, the Trust’s Independent Trustees informed PEA of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in Funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the Funds involved. This amount represents profits that would otherwise have been realized by Fund shareholders as well as PEA’s decision to pay the Funds an amount equal to all fees paid on assets of the short-term trader invested in the Funds and other collective investment advisory vehicles managed by PEA to PAFM, PEA and PAD. The PEA payments were not greater than or equal to  1/2 of 1% of the net asset value of any Fund. In addition, PAFM, PEA and PAD are in settlement discussions with the SEC staff with respect to the SEC’s complaint discussed above. It is possible that in connection with any settlement, additional payments will be made to the Funds involved.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the “New Jersey Settlement”) with PAD and PEA and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”), in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. In the New Jersey Settlement, ADAM, PAD and PEA neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that PEA, PAD and ADAM had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund and certain other affiliated funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

In November 2003, the SEC settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements (sometimes called “revenue sharing”) relating to the sale of mutual fund shares. In that connection, PAFM, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements. Settlement discussions with the SEC staff and the California Attorney General with respect to these matters are in process, and it is possible that in connection with any settlements, payments will be made to the Funds involved.

Since February, 2004, PAFM, PEA, PAD and certain of their affiliates and employees, the Funds, the Funds’ sub-adviser, other PIMCO Funds and the Trustees of the Trust have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PAFM, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PAFM, PEA, PAD, the sub-adviser, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates and employees.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PAFM, PEA, PAD and/or ADAM, they and their affiliates (including the Funds’ sub-adviser) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. ADAM and certain of its subsidiaries have responded to an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a). PAFM, PEA, PAD and/or ADAM have determined that all those entities and their affiliates (including the sub-adviser) will seek exemptive relief from the SEC under Section 9(c) of the Investment Company Act, although there is no assurance that such exemptive relief will be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PAFM, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PAFM’s, PEA’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated if those developments are likely to have a material adverse affect on the Funds or on the ability of PAFM, PAD or the sub-adviser to perform their respective contracts with respect to the Funds.

The Prospectus is supplemented by deleting the fourth and fifth paragraphs of the section titled “How Fund Shares Are Priced” and replacing them in their entirety with the following:

Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments as discussed below. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

If market values are not readily available, instead of valuing securities in the usual manner, the Funds may value securities at fair value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors.

The Prospectus is supplemented by adding the following disclosure to the end of the last paragraph in the subsection captioned “Exchange Privilege” of the section titled “Purchases, Redemptions and Exchanges”:

Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, the ability of the Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of each Fund’s underlying beneficial owners.

The Prospectus is supplemented by adding the following sentence to the end of the second paragraph in the subsection captioned “Redemption Fees” in the section titled “Purchases, Redemptions and Exchanges”: “In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.”

The Prospectus is supplemented to indicate that the address investors should use when either opening an account or redeeming shares by mail is PIMCO Funds, BFDS Midwest, P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or PIMCO Funds, BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64104 (express, certified or registered mail). Additionally, the Trust’s number for redemption requests by fax is 1-816-421-2861 and electronic redemption requests should be sent to pimcoteam@bfdsmidwest.com.

Effective immediately, the Prospectus is supplemented by adding the following paragraph after the third paragraph in the subsection captioned “Redemption Fees” of the section titled “Purchases, Redemptions and Exchanges”:

Limitations on the Assessment of Redemption Fees

The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that (i) have not agreed to assess or collect the Redemption Fee from such shareholders; (ii) have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders; or (iii) do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of individual investors from the Fund. This makes it more difficult to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate successive short-term trading in shares of the Funds. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Effective immediately, the Prospectus is supplemented by deleting the fifth and sixth paragraphs of the section “Purchases, Redemptions and Exchanges” and replacing them with the following:

• Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. In addition, the minimum initial investment may be modified for certain employees of the Adviser and its affiliates.

The Trust and Distributor may waive the minimum initial investment for other categories of investors at their discretion. Adviser-sponsored funds of funds are exempt from the minimum investment requirement.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated August 9, 2004

to the

Prospectus for Institutional and Administrative Class Shares

of PIMCO NACM Funds

Dated November 1, 2003

This Supplement supersedes and replaces in their entirety the Supplements dated May 13, 2004 and June 29, 2004.

Disclosure Relating to All Funds

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

The Prospectus is supplemented by adding the following subsection to the section titled “Management of the Funds”:

Regulatory and Litigation Matters

On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (“PAFM”), PEA Capital LLC (“PEA”) and PA Distributors LLC (“PAD”) and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 10, 2004, the Trust’s Independent Trustees informed PEA of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in Funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the Funds involved. This amount represents profits that would otherwise have been realized by Fund shareholders as well as PEA’s decision to pay the Funds an amount equal to all fees paid on assets of the short-term trader invested in the Funds and other collective investment advisory vehicles managed by PEA to PAFM, PEA and PAD. The PEA payments were not greater than or equal to  1/2 of 1% of the net asset value of any Fund. In addition, PAFM, PEA and PAD are in settlement discussions with the SEC staff with respect to the SEC’s complaint discussed above. It is possible that in connection with any settlement, additional payments will be made to the Funds involved.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the “New Jersey Settlement”) with PAD and PEA and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”), in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. In the New Jersey Settlement, ADAM, PAD and PEA neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that PEA, PAD and ADAM had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund and certain other affiliated funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

In November 2003, the SEC settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements (sometimes called “revenue sharing”) relating to the sale of mutual fund shares. In that connection, PAFM, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements. Settlement discussions with the SEC staff and the California Attorney General with respect to these matters are in process, and it is possible that in connection with any settlements, payments will be made to the Funds involved.

Since February, 2004, PAFM, PEA, PAD and certain of their affiliates and employees, the Funds, the Funds’ sub-adviser, other PIMCO Funds and the Trustees of the Trust have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PAFM, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PAFM, PEA, PAD, the sub-adviser, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates and employees.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PAFM, PEA, PAD and/or ADAM, they and their affiliates (including the Funds’ sub-adviser) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. ADAM and certain of its subsidiaries have responded to an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a). PAFM, PEA, PAD and/or ADAM have determined that all those entities and their affiliates (including the sub-adviser) will seek exemptive relief from the SEC under Section 9(c) of the Investment Company Act, although there is no assurance that such exemptive relief will be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PAFM, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PAFM’s, PEA’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated if those developments are likely to have a material adverse affect on the

Funds or on the ability of PAFM, PAD or the sub-adviser to perform their respective contracts with respect to the Funds.

The Prospectus is supplemented by deleting the fifth and sixth paragraphs of the section titled “How Fund Shares Are Priced” and replacing them in their entirety with the following:

Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments as discussed below. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

If market values are not readily available, instead of valuing securities in the usual manner, the Funds may value securities at fair value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors.

The Prospectus is supplemented by adding the following disclosure to the end of the fourth paragraph in the subsection captioned “Exchange Privilege” of the section titled “Purchases, Redemptions and Exchanges”:

Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, the ability of the Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of each Fund’s underlying beneficial owners.

The Prospectus is supplemented by adding the following sentence to the end of the second paragraph in the subsection captioned “Redemption Fees” in the section titled “Purchases, Redemptions and Exchanges”: “In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.”

The Prospectus is supplemented to indicate that the address investors should use when either opening an account or redeeming shares by mail is PIMCO Funds, BFDS Midwest, P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or PIMCO Funds, BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64104 (express, certified or registered mail). Additionally, the Trust’s number for redemption requests by fax is 1-816-421-2861 and electronic redemption requests should be sent to pimcoteam@bfdsmidwest.com.

Effective immediately, the Prospectus is supplemented by adding the following paragraph after the third paragraph in the subsection captioned “Redemption Fees” of the section titled “Purchases, Redemptions and Exchanges”:

Limitations on the Assessment of Redemption Fees

The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that (i) have not agreed to assess or collect the Redemption Fee from such shareholders;

(ii) have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders; or (iii) do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of individual investors from the Fund. This makes it more difficult to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate successive short-term trading in shares of the Funds. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Effective immediately, the Prospectus is supplemented by deleting the fifth and sixth paragraphs of the section “Purchases, Redemptions and Exchanges” and replacing them with the following:

• Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. In addition, the minimum initial investment may be modified for certain employees of the Adviser and its affiliates.

The Trust and Distributor may waive the minimum initial investment for other categories of investors at their discretion. Adviser-sponsored funds of funds are exempt from the minimum investment requirement.

Disclosure Relating to the Liquidation of the NACM International Fund

Effective June 25, 2004, the PIMCO NACM International Fund dissolved and its shares are no longer offered to the public. Any shares of the Fund outstanding on the date of liquidation were automatically redeemed on that date.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated August 9, 2004

to the

Prospectus for Class A, B and C Shares of

PIMCO Asset Allocation Fund

Dated December 31, 2003, as revised February 27, 2004

This Supplement supersedes and replaces in their entirety the Supplements dated May 13, 2004 and June 29, 2004.

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Mr. Mark Phelps no longer serves as a member of the Asset Allocation Committee. Messrs. Thomas and Jelalian continue to serve as members of the committee.

The Prospectus is supplemented by deleting the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Fund” and replacing it with the following:

Regulatory and Litigation Matters

On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (“PAFM”), PEA Capital LLC (“PEA”) and PA Distributors LLC (“PAD”) and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 10, 2004, the Trust’s Independent Trustees informed PEA of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in Funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the Funds involved. This amount represents profits that would otherwise have been realized by Fund shareholders as well as PEA’s decision to pay the Funds an amount equal to all fees paid on assets of the short-term trader invested in the Funds and other collective investment advisory vehicles managed by PEA to PAFM, PEA and PAD. The PEA payments were not greater than or equal to 1/2 of 1% of the net asset value of any Fund. In addition, PAFM, PEA and PAD are in settlement discussions with the SEC staff with respect to the SEC’s complaint discussed above. It is possible that in connection with any settlement, additional payments will be made to the Funds involved.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the “New Jersey Settlement”) with PAD and PEA and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”), in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. In the New Jersey Settlement, ADAM, PAD and PEA neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that PEA, PAD and ADAM had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund, the PIMCO High Yield Fund and the PIMCO Real Return Fund. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

In November 2003, the SEC settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements (sometimes called “revenue sharing”) relating to the sale of mutual fund shares. In that connection, PAFM, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Fund, the Underlying Funds and other series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements. Settlement discussions with the SEC staff and the California Attorney General with respect to these matters are in process, and it is possible that in connection with any settlements, payments will be made to the Funds involved.

Since February, 2004, PAFM, PEA, PAD and certain of their affiliates and employees, the Fund, the Underlying Funds, the Underlying Funds’ sub-advisers, other PIMCO Funds and the Trustees of the Trust have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Fund or certain Underlying Funds during specified periods or as derivative actions on behalf of the Fund or certain Underlying Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PAFM, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PAFM, PEA, PAD, the Underlying Funds’ sub-advisers, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates and employees.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PAFM, PEA, PAD and/or ADAM, they and their affiliates (including the Underlying Funds’ sub-advisers) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund and the Underlying Funds. ADAM and certain of its subsidiaries have responded to an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a). PAFM, PEA, PAD, and/or ADAM have determined that all those entities and their affiliates (including the Underlying Funds, sub-advisers) will seek exemptive relief from the SEC under Section 9(c) of the Investment Company Act, although there is no assurance that such exemptive relief will be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund or any of the Underlying Funds. However, PAFM, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Fund or any of the Underlying Funds or on PAFM’s, PEA’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Fund or any of the Underlying Funds.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated if those developments are likely to have a material adverse affect on the Fund or any of the Underlying Funds or on the ability of PAFM, PAD or the Underlying Funds’ sub-advisers to perform their respective contracts with respect to the Fund or any of the Underlying Funds.

The Prospectus is supplemented by adding the following disclosure to the end of the second paragraph in the subsection captioned “Exchanging Shares” of the section titled “How to Buy and Sell Shares”:

Because the Fund and the Underlying Funds will not always be able to detect market timing activity, investors should not assume that the Fund or the Underlying Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund or the Underlying Funds. For example, the ability of the Fund or the Underlying Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of the applicable Fund’s underlying beneficial owners.

The Prospectus is supplemented by adding the following sentence to the end of the second paragraph in the subsection captioned “Redemption Fees” in the section titled “How to Buy and Sell Shares”: “In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.”

Effective immediately, the Prospectus is supplemented by adding the following paragraph after the third paragraph in the subsection captioned “Redemption Fees” of the section titled “How to Buy and Sell Shares”:

Limitations on the Assessment of Redemption Fees

The Fund may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Fund will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that (i) have not agreed to assess or collect the Redemption Fee from such shareholders; (ii) have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders; or (iii) do not currently have the capability to assess or collect the Redemption Fee. The Fund may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of individual investors from the Fund. This makes it more difficult to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully eliminate successive short-term trading in shares of the Fund. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Disclosure Relating to the PEA Renaissance Fund

Effective June 29, 2004, one of the Underlying Funds, the PEA Renaissance Fund, has increased the maximum number of holdings in its portfolio from 90 to 100. The disclosure in the PEA Renaissance Fund Summary is hereby revised to reflect the “Approximate Number of Holdings” as between “50 to 100.”

Disclosure Relating to PEA Growth Fund

Effective immediately, one of the Underlying Funds, the PEA Growth Fund is changing the range of its portfolio holdings. The disclosure in the PEA Growth Fund Summary is hereby revised to reflect the “Approximate Number of Holdings” as between “40 to 65.”

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated August 9, 2004

to the

Prospectus for Class A, B and C Shares of

PIMCO PEA Renaissance Fund

Dated December 31, 2003, as revised February 27, 2004

This Supplement supersedes and replaces in their entirety the Supplements dated May 13, 2004 and June 29, 2004.

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

The Prospectus is supplemented by deleting the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Fund” and replacing it with the following:

Regulatory and Litigation Matters

On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (“PAFM”), PEA Capital LLC (“PEA”) and PA Distributors LLC (“PAD”) and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 10, 2004, the Trust’s Independent Trustees informed PEA of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in Funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the Funds involved. This amount represents profits that would otherwise have been realized by Fund shareholders as well as PEA’s decision to pay the Funds an amount equal to all fees paid on assets of the short-term trader invested in the Funds and other collective investment advisory vehicles managed by PEA to PAFM, PEA and PAD. The PEA payments were not greater than or equal to  1/2 of 1% of the net asset value of any Fund. In addition, PAFM, PEA and PAD are in settlement discussions with the SEC staff with respect to the SEC’s complaint discussed above. It is possible that in connection with any settlement, additional payments will be made to the Funds involved.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the “New Jersey Settlement”) with PAD and PEA and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”), in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. In the New Jersey Settlement, ADAM, PAD and PEA neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that PEA, PAD and ADAM had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund and certain other affiliated funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

In November 2003, the SEC settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements (sometimes called “revenue sharing”) relating to the sale of mutual fund shares. In that connection, PAFM, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements. Settlement discussions with the SEC staff and the California Attorney General with respect to these matters are in process, and it is possible that in connection with any settlements, payments will be made to the Funds involved.

Since February, 2004, PAFM, PEA, PAD and certain of their affiliates and employees, the Fund, the Fund’s sub-adviser, other PIMCO Funds and the Trustees of the Trust have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Fund during specified periods or as derivative actions on behalf of the Fund. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PAFM, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PAFM, PEA, PAD, the sub-adviser, the Fund, other PIMCO Funds, the Trust, the Trustees and/or their affiliates and employees.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PAFM, PEA, PAD and/or ADAM, they and their affiliates (including the Fund’s sub-adviser) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. ADAM and certain of its subsidiaries have responded to an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a). PAFM, PEA, PAD and/or ADAM have determined that all those entities and their affiliates (including the sub-adviser) will seek exemptive relief from the SEC under Section 9(c) of the Investment Company Act, although there is no assurance that such exemptive relief will be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund. However, PAFM, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Fund or on PAFM’s, PEA’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Fund.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated if those developments are likely to have a material adverse affect on the Fund or on the ability of PAFM, PAD or the sub-adviser to perform their respective contracts with respect to the Fund.

The Prospectus is supplemented by adding the following disclosure to the end of the second paragraph in the subsection captioned “Exchanging Shares” of the section titled “How to Buy and Sell Shares”:

Because the Fund will not always be able to detect market timing activity, investors should not assume that the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of the Fund’s underlying beneficial owners.

The Prospectus is supplemented by adding the following sentence to the end of the second paragraph in the subsection captioned “Redemption Fees” in the section titled “How to Buy and Sell Shares”: “In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.”

Effective immediately, the Prospectus is supplemented by adding the following paragraph after the third paragraph in the subsection captioned “Redemption Fees” of the section titled “How to Buy and Sell Shares”:

Limitations on the Assessment of Redemption Fees

The Fund may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Fund will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that (i) have not agreed to assess or collect the Redemption Fee from such shareholders; (ii) have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders; or (iii) do not currently have the capability to assess or collect the Redemption Fee. The Fund may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of individual investors from the Fund. This makes it more difficult to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully eliminate successive short-term trading in shares of the Fund. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Effective June 29, 2004, the PEA Renaissance Fund has increased the maximum number of holdings in its portfolio from 90 to 100. The disclosure in the PEA Renaissance Fund Summary is hereby revised to reflect the “Approximate Number of Holdings” as between “50 to 100.”

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated August 9, 2004

to the

Prospectus for Class A, B and C Shares of

PIMCO PEA Innovation Fund

Dated December 31, 2003, as revised February 27, 2004

This Supplement supersedes and replaces in their entirety Supplements dated May 13, 2004 and June 29, 2004.

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

The Prospectus is supplemented by deleting the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Fund” and replacing it with the following:

Regulatory and Litigation Matters

On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (“PAFM”), PEA Capital LLC (“PEA”) and PA Distributors LLC (“PAD”) and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of the Fund, PEA Growth Fund, the PEA Opportunity Fund and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 10, 2004, the Trust’s Independent Trustees informed PEA of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in Funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the Funds involved. This amount represents profits that would otherwise have been realized by Fund shareholders as well as PEA’s decision to pay the Funds an amount equal to all fees paid on assets of the short-term trader invested in the Funds and other collective investment advisory vehicles managed by PEA to PAFM, PEA and PAD. The PEA payments were not greater than or equal to  1/2 of 1% of the net asset value of any Fund. In addition, PAFM, PEA and PAD are in settlement discussions with the SEC staff with respect to the SEC’s complaint discussed above. It is possible that in connection with any settlement, additional payments will be made to the Funds involved.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the “New Jersey Settlement”) with PAD and PEA and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”), in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. In the New Jersey Settlement, ADAM, PAD and PEA neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that PEA, PAD and ADAM had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund and certain other affiliated funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

In November 2003, the SEC settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements (sometimes called “revenue sharing”) relating to the sale of mutual fund shares. In that connection, PAFM, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements. Settlement discussions with the SEC staff and the California Attorney General with respect to these matters are in process, and it is possible that in connection with any settlements, payments will be made to the Funds involved.

Since February, 2004, PAFM, PEA, PAD and certain of their affiliates and employees, the Fund, the Fund’s sub-adviser, other PIMCO Funds and the Trustees of the Trust have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Fund during specified periods or as derivative actions on behalf of the Fund. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PAFM, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PAFM, PEA, PAD, the sub-advisers, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates and employees.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PAFM, PEA, PAD and/or ADAM, they and their affiliates (including the Fund’s sub-adviser) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. ADAM and certain of its subsidiaries have responded to an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a). PAFM, PEA, PAD and/or ADAM have determined that all those entities and their affiliates (including the sub-adviser) will seek exemptive relief from the SEC under Section 9(c) of the Investment Company Act, although there is no assurance that such exemptive relief will be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund. However, PAFM, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Fund or on PAFM’s, PEA’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Fund.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated if those developments are likely to have a material adverse affect on the Fund or on the ability of PAFM, PAD or the sub-adviser to perform their respective contracts with respect to the Fund.

The Prospectus is supplemented by adding the following disclosure to the end of the second paragraph in the subsection captioned “Exchanging Shares” of the section titled “How to Buy and Sell Shares”:

Because the Fund will not always be able to detect market timing activity, investors should not assume that the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of the Fund’s underlying beneficial owners.

The Prospectus is supplemented by adding the following sentence to the end of the second paragraph in the subsection captioned “Redemption Fees” in the section titled “How to Buy and Sell Shares”: “In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.”

Effective immediately, the Prospectus is supplemented by adding the following paragraph after the third paragraph in the subsection captioned “Redemption Fees” of the section titled “How to Buy and Sell Shares”:

Limitations on the Assessment of Redemption Fees

The Fund may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Fund will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that (i) have not agreed to assess or collect the Redemption Fee from such shareholders; (ii) have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders; or (iii) do not currently have the capability to assess or collect the Redemption Fee. The Fund may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of individual investors from the Fund. This makes it more difficult to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully eliminate successive short-term trading in shares of the Fund. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated August 9, 2004

to the

Prospectus for Institutional and Administrative Class Shares

of PIMCO Asset Allocation Fund

Dated December 31, 2003, as revised February 27, 2004

This Supplement supersedes and replaces in their entirety the Supplements dated May 13, 2004 and June 29, 2004.

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Mr. Mark Phelps no longer serves as a member of the Asset Allocation Committee. Messrs. Thomas and Jelalian continue to serve as members of the committee.

The Prospectus is supplemented by deleting the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Fund” and replacing it with the following:

Regulatory and Litigation Matters

On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (“PAFM”), PEA Capital LLC (“PEA”) and PA Distributors LLC (“PAD”) and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 10, 2004, the Trust’s Independent Trustees informed PEA of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in Funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the Funds involved. This amount represents profits that would otherwise have been realized by Fund shareholders as well as PEA’s decision to pay the Funds an amount equal to all fees paid on assets of the short-term trader invested in the Funds and other collective investment advisory vehicles managed by PEA to PAFM, PEA and PAD. The PEA payments were not greater than or equal to 1/2 of 1% of the net asset value of any Fund. In addition, PAFM, PEA and PAD are in settlement discussions with the SEC staff with respect to the SEC’s complaint discussed above. It is possible that in connection with any settlement, additional payments will be made to the Funds involved.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the “New Jersey Settlement”) with PAD and PEA and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”), in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. In the New Jersey Settlement, ADAM, PAD and PEA neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that PEA, PAD and ADAM had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund, the PIMCO High Yield fund and the PIMCO Real Return Fund. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

In November 2003, the SEC settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements (sometimes called “revenue sharing”) relating to the sale of mutual fund shares. In that connection, PAFM, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Fund, the Underlying Funds and other series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements. Settlement discussions with the SEC staff and the California Attorney General with respect to these matters are in process, and it is possible that in connection with any settlements, payments will be made to the Funds involved.

Since February, 2004, PAFM, PEA, PAD and certain of their affiliates and employees, the Fund, the Underlying Funds, the Underlying Funds’ sub-advisers, other PIMCO Funds and the Trustees of the Trust have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Fund or certain Underlying Funds during specified periods or as derivative actions on behalf of the Fund or certain Underlying Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PAFM, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PAFM, PEA, PAD, the Underlying Funds’ sub-advisers, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates and employees.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PAFM, PEA, PAD and/or ADAM, they and their affiliates (including the Underlying Funds’ sub-advisers) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund and the Underlying Funds. ADAM and certain of its subsidiaries have responded to an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a). PAFM, PEA, PAD and/or ADAM have determined that all those entities and their affiliates (including the Underlying Funds’ sub-advisers) will seek exemptive relief from the SEC under Section 9(c) of the Investment Company Act, although there is no assurance that such exemptive relief will be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund or any of the Underlying Funds. However, PAFM, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Fund or any of the Underlying Funds or on PAFM’s, PEA’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Fund or any of the Underlying Funds.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated if those developments are likely to have a material adverse affect on the Fund or any of the Underlying Funds or on the ability of PAFM, PAD or the Underlying Funds’ sub-advisers to perform their respective contracts with respect to the Fund or any of the Underlying Funds.

The Prospectus is supplemented by adding the following disclosure to the end of the last paragraph in the subsection captioned “Exchange Privilege” of the section titled “Purchases, Redemptions and Exchanges”:

Because the Fund and the Underlying Funds will not always be able to detect market timing activity, investors should not assume that the Fund or the Underlying Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund or the Underlying Funds. For example, the ability of the Fund or the Underlying Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of the applicable Fund’s underlying beneficial owners.

The Prospectus is supplemented by adding the following sentence to the end of the second paragraph in the subsection captioned “Redemption Fees” in the section titled “Purchases, Redemptions and Exchanges”: “In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.”

Effective immediately, the Prospectus is supplemented by adding the following paragraph after the third paragraph in the subsection captioned “Redemption Fees” of the section titled “Purchases, Redemptions and Exchanges”:

Limitations on the Assessment of Redemption Fees

The Fund may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Fund will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that (i) have not agreed to assess or collect the Redemption Fee from such shareholders; (ii) have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders; or (iii) do not currently have the capability to assess or collect the Redemption Fee. The Fund may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of individual investors from the Fund. This makes it more difficult to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully eliminate successive short-term trading in shares of the Fund. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Effective immediately, the Prospectus is supplemented by deleting the fifth and sixth paragraphs of the section “Purchases, Redemptions and Exchanges” and replacing them with the following:

• Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. In addition, the minimum initial investment may be modified for certain employees of the Adviser and its affiliates.

The Trust and Distributor may waive the minimum initial investment for other categories of investors at their discretion. Adviser-sponsored funds of funds are exempt from the minimum investment requirement.

Disclosure Relating to the PEA Renaissance Fund

Effective June 29, 2004, one of the Underlying Funds, the PEA Renaissance Fund, has increased the maximum number of holdings in its portfolio from 90 to 100. The disclosure in the PEA Renaissance Fund Summary is hereby revised to reflect the “Approximate Number of Holdings” as between “50 to 100.”

Disclosure Relating to PEA Growth Fund

Effective immediately, one of the Underlying Funds, the PEA Growth Fund will be changing the range of its portfolio holdings. The disclosure in the PEA Growth Fund Summary is hereby revised to reflect the “Approximate Number of Holdings” as between “40-65.”

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated August 9, 2004

to the

Prospectus for Institutional and Administrative Class Shares

of PIMCO NFJ International Value Fund

Dated February 27, 2004

This Supplement supersedes and replaces in their entirety the Supplements dated May 13, 2004 and June 29, 2004.

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

The Prospectus is supplemented by deleting the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Fund” and replacing it with the following:

Regulatory and Litigation Matters

On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (“PAFM”), PEA Capital LLC (“PEA”) and PA Distributors LLC (“PAD”) and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 10, 2004, the Trust’s Independent Trustees informed PEA of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in Funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the Funds involved. This amount represents profits that would otherwise have been realized by Fund shareholders as well as PEA’s decision to pay the Funds an amount equal to all fees paid on assets of the short-term trader invested in the Funds and other collective investment advisory vehicles managed by PEA to PAFM, PEA and PAD. The PEA payments were not greater than or equal to 1/2 of 1% of the net asset value of any Fund. In addition, PAFM, PEA and PAD are in settlement discussions with the SEC staff with respect to the SEC’s complaint discussed above. It is possible that in connection with any settlement, additional payments will be made to the Funds involved.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the “New Jersey Settlement”) with PAD and PEA and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”), in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. In the New Jersey Settlement, ADAM, PAD and PEA neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that PEA, PAD and ADAM had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund and certain other affiliated funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

In November 2003, the SEC settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements (sometimes called “revenue sharing”) relating to the sale of mutual fund shares. In that connection, PAFM, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements. Settlement discussions with the SEC staff and the California Attorney General with respect to these matters are in process, and it is possible that in connection with any settlements, payments will be made to the Funds involved.

Since February, 2004, PAFM, PEA, PAD and certain of their affiliates and employees, the Fund, the Fund’s sub-adviser, other PIMCO Funds and the Trustees of the Trust have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Fund during specified periods or as derivative actions on behalf of the Fund. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PAFM, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PAFM, PEA, PAD, the sub-adviser, the Fund, other PIMCO Funds, the Trust, the Trustees and/or their affiliates and employees.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PAFM, PEA, PAD and/or ADAM, they and their affiliates (including the Funds’ sub-advisers) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. ADAM and certain of its subsidiaries have responded to an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a). PAFM, PEA, PAD and/or ADAM have determined that all those entities and their affiliates (including the sub-adviser) will seek exemptive relief from the SEC under Section 9(c) of the Investment Company Act, although there is no assurance that such exemptive relief will be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund. However, PAFM, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Fund or on PAFM’s, PEA’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Fund.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated if those developments are likely to have a material adverse affect on the Fund or on the ability of PAFM, PAD or the sub-adviser to perform their respective contracts with respect to the Fund.

The Prospectus is supplemented by adding the following disclosure to the end of the last paragraph in the subsection captioned “Exchange Privilege” of the section titled “Purchases, Redemptions and Exchanges”:

Because the Fund will not always be able to detect market timing activity, investors should not assume that the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of the Fund’s underlying beneficial owners.

The Prospectus is supplemented by adding the following sentence to the end of the second paragraph in the subsection captioned “Redemption Fees” in the section titled “Purchases, Redemptions and Exchanges”: “In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.”

Effective immediately, the Prospectus is supplemented by adding the following paragraph after the third paragraph in the subsection captioned “Redemption Fees” of the section titled “Purchases, Redemptions and Exchanges”:

Limitations on the Assessment of Redemption Fees

The Fund may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Fund will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that (i) have not agreed to assess or collect the Redemption Fee from such shareholders; (ii) have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders; or (iii) do not currently have the capability to assess or collect the Redemption Fee. The Fund may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of individual investors from the Fund. This makes it more difficult to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully eliminate successive short-term trading in shares of the Fund. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Effective immediately, the Prospectus is supplemented by deleting the fifth and sixth paragraphs of the section “Purchases, Redemptions and Exchanges” and replacing them with the following:

• Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. In addition, the minimum initial investment may be modified for certain employees of the Adviser and its affiliates.

The Trust and Distributor may waive the minimum initial investment for other categories of investors at their discretion. Adviser-sponsored funds of funds are exempt from the minimum investment requirement.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated May 13, 2004

to the Prospectus

for Institutional Class Shares

of PIMCO RCM Europe Fund

Dated March 31, 2004

This Supplement supersedes and replaces in their entirety the Supplements dated May 13, 2004 and June 29, 2004.

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

The Prospectus is supplemented by deleting the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Fund” and replacing it with the following:

Regulatory and Litigation Matters

On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management LLC (“PAFM”), PEA Capital LLC (“PEA”) and PA Distributors LLC (“PAD”) and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund and the PEA Target Fund. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

On February 10, 2004, the Trust’s Independent Trustees informed PEA of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in Funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the Funds involved. This amount represents profits that would otherwise have been realized by Fund shareholders as well as PEA’s decision to pay the Funds an amount equal to all fees paid on assets of the short-term trader invested in the Funds and other collective investment advisory vehicles managed by PEA to PAFM, PEA and PAD. The PEA payments were not greater than or equal to 1/2 of 1% of the net asset value of any Fund. In addition, PAFM, PEA and PAD are in settlement discussions with the SEC staff with respect to the SEC’s complaint discussed above. It is possible that in connection with any settlement, additional payments will be made to the Funds involved.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the “New Jersey Settlement”) with PAD and PEA and their parent, Allianz Dresdner Asset Management of America L.P. (“ADAM”), in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. In the New Jersey Settlement, ADAM, PAD and PEA neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that PEA, PAD and ADAM had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund and certain other affiliated funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

In November 2003, the SEC settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements (sometimes called “revenue sharing”) relating to the sale of mutual fund shares. In that connection, PAFM, PAD and other affiliates are under investigation by the SEC relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements. Settlement discussions with the SEC staff and the California Attorney General with respect to these matters are in process, and it is possible that in connection with any settlements, payments will be made to the Funds involved.

Since February, 2004, PAFM, PEA, PAD and certain of their affiliates and employees, the Fund, the Fund’s sub-adviser, other PIMCO Funds and the Trustees of the Trust have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Fund during specified periods or as derivative actions on behalf of the Fund. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PAFM, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PAFM, PEA, PAD, the sub-adviser, the Fund, other PIMCO Funds, the Trust, the Trustees and/or their affiliates and employees.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PAFM, PEA, PAD and/or ADAM, they and their affiliates (including the Fund’s sub-adviser) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. ADAM and certain of its subsidiaries have responded to an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a). PAFM, PEA, PAD and/or ADAM have determined that all those entities and their affiliates (including the sub-adviser) will seek exemptive relief from the SEC under Section 9(c) of the Investment Company Act, although there is no assurance that such exemptive relief will be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund. However, PAFM, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Fund or on PAFM’s, PEA’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Fund.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated if those developments are likely to have a material adverse affect on the Fund or on the ability of PAFM, PAD or the sub-adviser to perform their respective contracts with respect to the Fund.

Effective immediately, the Prospectus is supplemented by adding the following paragraph after the third paragraph in the subsection captioned “Redemption Fees” of the section titled “Purchases, Redemptions and Exchanges”:

Limitations on the Assessment of Redemption Fees

The Fund may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Fund will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that (i) have not agreed to assess or collect the Redemption Fee from such shareholders; (ii) have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders; or (iii) do not currently have the capability to assess or collect the Redemption Fee. The Fund may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of individual investors from the Fund. This makes it more difficult to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully eliminate successive short-term trading in shares of the Fund. The Trust may waive the Redemption Fee in other circumstances. The Trust reserves the right to modify or eliminate Redemption Fee waivers at any time.

Effective immediately, the Prospectus is supplemented by deleting the fifth and sixth paragraphs of the section “Purchases, Redemptions and Exchanges” and replacing them with the following:

• Investment Minimums. The minimum initial investment for Institutional Class shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. In addition, the minimum initial investment may be modified for certain employees of the Adviser and its affiliates.

The Trust and Distributor may waive the minimum initial investment for other categories of investors at their discretion. Adviser-sponsored funds of funds are exempt from the minimum investment requirement.